14. Stockholders' Equity (Details Narrative) - USD ($)	2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 11, 2019	Feb. 27, 2019	Sep. 30, 2020	Sep. 30, 2019	Apr. 02, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 22, 2019
Preferred stock, shares authorized								10,000,000	10,000,000
Preferred stock, par value								$ 0.001	$ 0.001
Proceeds from the issuance of preferred stock						$ 483,500	$ 411,151	$ 411,151	$ 0
Proceeds from issuance of common stock						0	1,008,849	1,058,849	608,717
Proceeds from warrant exercises								0	61,500
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value								589,440	1,321,376
Issuance of common stock in connection with the amendment of terms of promissory note(s), value							220,000	220,000	482,250
Issuance of common stock in connection with the issuance of convertible debenture(s), value				$ 13,486		736,014	32,418
Issuance of common stock in connection with the acquisition of a business, value									52,500
Stock issued for conversion of securities, value								32,418	523,601
Stock based compensation			$ 0	$ 16,200		$ 62,600	48,600	$ 64,800	369,318
Series A Preferred Stock [Member]
Preferred stock, shares authorized			10,000,000			10,000,000		10,000,000		2,000,000
Preferred stock, par value			$ 0.001			$ 0.001		$ 0.001		$ 0.001
Proceeds from the issuance of preferred stock	$ 400,000	$ 400,000			$ 125,000
Stock issued new, shares	400,000	400,000			125,000
Restricted Stock [Member]
Stock issued new, shares	2,000,000	2,000,000			625,000
Options [Member]
Stock based compensation						$ 0	$ 0	$ 0	$ 2,300
Convertible debt and interest [Member]
Stock issued for conversion of securities, shares						1,158,585		12,202,686	200,000
Stock issued for conversion of securities, value						$ 56,049		$ 2,788,199	$ 30,000
Business Acquisition [Member]
Issuance of common stock in connection with the acquisition of a business, shares									150,000
Issuance of common stock in connection with the acquisition of a business, value									$ 52,500
Amended Promissory Note [Member]
Issuance of common stock in connection with the amendment of terms of promissory note(s), shares								800,000	805,000
Issuance of common stock in connection with the amendment of terms of promissory note(s), value								$ 220,000	$ 482,500
Convertible Debentures [Member]
Issuance of common stock in connection with the issuance of convertible debenture(s), shares						10,869,677	160,260	160,260	1,432,653
Issuance of common stock in connection with the issuance of convertible debenture(s), value						$ 736,014	$ 32,418	$ 32,418	$ 523,601
OID Notes [Member]
Issuance of common stock in connection with the issuance of convertible debenture(s), shares									531,371
Issuance of common stock in connection with the issuance of convertible debenture(s), value									$ 260,528
Loans Payable and Other Accrued Obligations [Member]
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, shares						500,000	564,833	1,707,690	3,995,304
Issuance of common stock in lieu of cash for loans payable and other accrued obligations, value						$ 50,000	$ 389,440	$ 589,440	$ 1,321,376
Consultants and Other Professionals [Member]
Stock issued for compensation, shares								3,877,516	2,385,505
Stock issued for compensation, value								$ 778,411	$ 825,170
Employees, Officers and Directors [Member]
Stock issued for compensation, shares									1,200,321
Stock issued for compensation, value									$ 458,918
Warrant Exercises [Member]
Stock issued for warrant exercises									256,455
Proceeds from warrant exercises									$ 61,500
Private Placement [Member]
Stock issued new, shares								5,450,000	3,854,869
Proceeds from issuance of common stock								$ 545,000	$ 608,718
Number of warrants issued								5,450,000